TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
Schedule of Components of Income Taxes Expense
	Year ended December 31,
	2013	2012	2011

Current	$--	$--	$(17)
Deferred	--	--	(3,513)

	$--	$--	$(3,530)

Domestic (Israel)	$--	$--	$(3,530)
Foreign	--	--	--

	$--	$--	$(3,530)

Schedule of Income (Loss) Before Income Tax Domestic and Foreign
	Year ended December 31,
	2013	2012	2011

Domestic (Israel)	$22,500	$16,293	$11,286
Foreign	(802)	(642)	186

	$21,698	$15,651	$11,472

Schedule of Deferred Income Tax Assets and Liabilities
	December 31,
	2013	2012
Deferred tax assets:
Reserves and allowances	$1,423	$143
Operating loss carryforwards	14,681	11,130
Capital loss carryforwards	7,486	7,022
Total deferred tax assets	$23,590	$18,295

Less valuation allowance	(23,590)	(18,295)

Net deferred tax assets	$--	$--

Schedule of Gross Tax Liabilities
	December 31,
	2013	2012

Beginning balance	$304	$313
Change in tax position for current year, net	(81)	(11)
Interest and penalties	13	2

Ending balance	$236	$304

Schedule of Reconciliation of Statutory Tax Rate to the Company's Effective Income Tax Rate
	Year ended December 31,
	2013	2012	2011

Income before taxes as reported in the consolidated statements of operations	$21,698	$15,651	$11,472

Statutory tax rate	25%	25%	24%

Theoretical tax expenses on the above amounts at the Israeli statutory tax rate	5,425	3,913	2,753
Approved and Privileged Enterprise benefits (*)	(11,454)	(7,839)	(2,117)
Non-deductible expenses for which a deferred taxes was not provided	77	184	259
Non-deductible expenses related to employee stock options, net	2,716	1,649	1,235
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	5,295	2,457	507
Increase in deferred taxes (for which valuation allowance was created) due to increase in Israeli tax rate	(1,147)	--	--
Difference in basis of measurement for tax purpose	(560)	11	862
Taxs with respect to prior years	(335)	(375)	--
Others	(17)	--	31

Actual taxes on income (taxes benefit)	$--	$--	$3,530

Basic	$0.40	$0.28	$0.08

Diluted	$0.39	$0.27	$0.08

(*)	Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status.